CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance at beginning of the period at Dec. 31, 2015	$ 200,918	$ 800	$ 102,065	$ 98,053
Balance at beginning of the period (shares) at Dec. 31, 2015		80,020
Increase (decrease) in stockholders equity
Consolidation of noncontrolling interest	1,375					$ 1,375
Issuance of common stock	708		708
Issuance of common stock (in shares)		41
Repurchase of forfeited employee stock options	(3,291)		(3,291)
Stock-based compensation	118,415		118,415
Exercise of options	1,434	$ 14	1,420
Exercise of options (shares)		1,376
Shares withheld related to net share settlement of stock-based compensation	(9,608)		(9,608)
Excess tax benefit from stock based compensation plan	1,765		1,765
Dividends	(455,605)			(455,605)
Net income	47,977			47,977		811
Net income including portion attributable to noncontrolling interest	48,788
Balance at end of the period at Dec. 31, 2016	(95,101)	$ 814	211,474	(309,575)		2,186
Balance at end of the period (shares) at Dec. 31, 2016		81,437
Increase (decrease) in stockholders equity
Stock-based compensation	13,393		13,393
Exercise of options	99	$ 1	98
Exercise of options (shares)		156
Shares withheld related to net share settlement of stock-based compensation	(2,018)		(2,018)
Shares withheld related to net share settlement of stock-based compensation (in shares)		(58)
Adjustments related to the acquisition of Rambler On	(5,832)		(3,852)	(1,980)
Acquisition of noncontrolling interest				2,186		$ (2,186)
Dividends	(2,216)			(2,216)
Other comprehensive income (loss)	43				$ 43
Net income	15,401			15,401
Net income including portion attributable to noncontrolling interest	15,401
Balance at end of the period at Dec. 30, 2017	(76,231)	$ 815	219,095	(296,184)	43
Balance at end of the period (shares) at Dec. 30, 2017		81,535
Increase (decrease) in stockholders equity
Stock-based compensation	3,010		3,010
Exercise of options	53		53
Exercise of options (shares)		11
Shares withheld related to net share settlement of stock-based compensation	57		57
Shares withheld related to net share settlement of stock-based compensation (in shares)		2
Repurchase of Company stock	(1,967)	$ (4)	(1,963)
Repurchase of Company stock (shares)		(397)
Dividends	(511)			(511)
Other comprehensive income (loss)	(5)				(5)
Net income	(3,261)			(3,261)
Balance at end of the period at Mar. 31, 2018	(78,969)	$ 811	220,138	(299,956)	38
Balance at end of the period (shares) at Mar. 31, 2018		81,147
Balance at beginning of the period at Dec. 30, 2017	(76,231)	$ 815	219,095	(296,184)	43
Balance at beginning of the period (shares) at Dec. 30, 2017		81,535
Increase (decrease) in stockholders equity
Issuance of common stock	37,774	$ 25	37,749
Issuance of common stock (in shares)		2,500
Stock-based compensation	13,247		13,247
Exercise of options	262	$ 6	256
Exercise of options (shares)		560
Shares withheld related to net share settlement of stock-based compensation	(57)		(57)
Shares withheld related to net share settlement of stock-based compensation (in shares)		(2)
Repurchase of Company stock	(1,967)	$ (4)	(1,963)
Repurchase of Company stock (shares)		(397)
Dividends	(1,683)			(1,683)
Other comprehensive income (loss)	(137)				(137)
Net income	57,763			57,763
Net income including portion attributable to noncontrolling interest	57,763
Balance at end of the period at Dec. 29, 2018	28,971	$ 842	268,327	(240,104)	(94)
Balance at end of the period (shares) at Dec. 29, 2018		84,196
Increase (decrease) in stockholders equity
Stock-based compensation	4,005		4,005
Dividends	(159)			(159)
Other comprehensive income (loss)	(13)				(13)
Net income	2,167			2,167
Balance at end of the period at Mar. 30, 2019	$ 35,471	$ 842	$ 272,332	$ (237,596)	$ (107)
Balance at end of the period (shares) at Mar. 30, 2019		84,196